INVENTORIES (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Inventory [Line Items]
Raw materials	$ 12,857	$ 8,046
Work in progress	8,157	12,187
Finished goods	13,692	14,793
Low value consumables	0	27
Inventories	$ 34,706	$ 35,053